BUSINESS COMBINATIONS (Details)	12 Months Ended				0 Months Ended	1 Months Ended	12 Months Ended							0 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Jun. 14, 2011 Shanggu CNY	Jul. 31, 2011 Shanggu CNY	Dec. 31, 2014 Shanggu CNY	Dec. 31, 2013 Shanggu CNY	Dec. 31, 2012 Shanggu CNY	Jun. 15, 2011 Shanggu CNY	Jun. 14, 2011 Shanggu CNY	Jun. 14, 2011 Shanggu Future	Jun. 14, 2011 Shanggu Brand name CNY	Jun. 14, 2011 Shanggu Customer relationships	Dec. 31, 2014 Shanggu Customer relationships	Jun. 14, 2011 Shanggu Customer relationships CNY
BUSINESS COMBINATIONS
Equity interest acquired (as a percent)										55.00%	55.00%	35.00%
Cash payment for acquisition					25,000,000	25,000,000
Purchase price allocation
Intangible assets acquired													45,214,000			13,811,000
Goodwill	13,467,000	83,559,000	83,559,000	103,943,000						128,700,000	128,705,000
Redeemable non-controlling interest											(67,185,000)
Non-controlling interest											(10,846,000)
Deferred tax liabilities											(14,756,000)
Total purchase consideration											94,943,000
Estimated useful life over which the recognized intangible assets are being amortized														7 years	7 years
Contingent consideration	900,000	5,600,000									69,943,000
Net fair value change	8,000	52,000	22,069,000	11,989,000			0	22,200,000
Goodwill impairment		0	20,384,000	10,755,000			0	20,400,000	10,800,000